Trade Receivables - Schedule of Trade Receivables Based on Revenue Recognition (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 36,044,627	$ 8,529,859	RM 37,060,714
Within 3 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	16,275,319	3,851,508	30,278,889
More than 3 months but within 6 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	10,407,107	2,462,813	3,010,069
More than 6 months but within 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	9,277,008	2,195,377	2,470,419
More than 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 85,193	$ 20,161	RM 1,301,337